Hedging Derivative Financial Instruments - Summary of Hedging Transaction and Reclassification Affected Comprehensive Income (Details) - Forecast Purchases - forward Exchange Contract [Member] - Cash flow hedges [member]
$ in Millions
12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure Of Reclassification Of Financial Assets [Line Items]
Hedging Gain or Loss Recognized in OCI	$ 2
Amount Reclassified to P/L and the Adjusted Line Item	$ (4)